Cash Flow Statement	12 Months Ended
Oct. 31, 2020
Cash Flow Statement [Abstract]
Cash Flow Statement
34. Cash flow statement

		12 months ended October 31, 2020	12 months ended October 31, 2019	18 months ended October 31, 2018
	Note	$m	$m	$m
Cash flows from operating activities
(Loss)/profit from continuing operations		(2,974.6)	(18.1)	707.2
Profit from discontinued operation		5.1	1,487.2	76.9
(Loss)/profit for the year		(2,969.5)	1,469.1	784.1
Adjustments for:
Loss/(gain) on disposal of discontinued operation	32	3.0	(1,767.9)	-
Net finance costs	6	279.0	255.8	342.7
Taxation – continuing operations	7	34.2	(16.0)	(673.1)
Taxation – discontinued operation	32	(8.1)	318.1	34.2
Share of results of associates	28	-	0.3	1.8
Operating (loss)/profit (attributable to continuing and discontinued operations)		(2,661.4)	259.4	489.7

- continuing operations		(2,661.4)	221.7	376.8
- discontinued operation	32	-	37.7	112.9
		(2,661.4)	259.4	489.7

Goodwill impairment charge	10	2,799.2	-	-
Research and development tax credits		(1.8)	(1.2)	(2.0)
Depreciation of property, plant and equipment[1]	12	42.0	52.6	71.2
Depreciation of right-of-use asset (2019 and 2018: finance lease depreciation)[1]	19	76.9	13.9	17.4
Loss on disposal of property, plant and equipment	12	5.6	3.6	4.7
Loss on disposal of intangible assets	11	0.6	-	-
Gain on disposal of Atalla	32,4	-	(3.7)	-
Amortization of intangible assets	11	674.1	716.5	943.3
Amortization of contract-related costs		16.1	10.2	-
Leases impairment	19	5.9	-	-
Share-based compensation charge	29	17.0	71.3	72.2
Foreign exchange movements	3	29.7	11.1	(34.6)
Provisions movements	21	46.3	43.8	142.8
Changes in working capital :
Inventories		0.1	-	0.1
Trade and other receivables		262.0	183.0	(408.8)
Increase in contract-related costs		(26.5)	(36.7)	-
Payables and other liabilities		(69.8)	(114.8)	131.3
Provision utilization	21	(37.5)	(58.6)	(145.0)
Contract liabilities - deferred income		(103.1)	(98.5)	131.4
Pension funding difference to operating profit charge		7.4	4.4	4.0
Cash generated from operations		1,082.8	1,056.3	1,424.3

[1] As a result of the adoption of IFRS 16, depreciation in the 12 months ended October 31, 2019 of $66.5 million has been represented as property, plant and equipment depreciation of $52.6 million and right-of-use asset depreciation of $13.9 million. The comparative of $13.9 million in the 12 months ended October 31, 2019 and $17.4m in the 18 months ended October 31, 2018 relates to assets classified as property, plant and equipment that were held under a finance lease.